SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jan. 31, 2019
Phantom Farms
Disclosure of non-adjusting events after reporting period [line items]
Schedule of purchase price and the allocation of the purchase price
- $ -
Cash	13,121
Receivables	166,346
Inventory	884,113
Biological assets	75,499
Other assets	52,234
Property and equipment	92,501
Right-of-use asset	2,280,906
Lease liability	(2,251,445)
Goodwill	5,877,094
Accounts payable and Accrued liabilities	(141,109)
Total assets and liabilites acquired	7,049,260
Common shares issued	2,507,138
Stock warrants issued	793,745
Consideration payable	3,748,377
Total consideration	7,049,260